Non-Current Assets - Prepayments (Tables)	12 Months Ended
Jun. 30, 2023
Disclosure Of Noncurrent Assets Prepayments [Abstract]
Summary of Non-Current Assets - Prepayments

	June 30, 2023	June 30, 2022

	US$	US$
Insurance	53,535	110,295
Total non-current prepayments	53,535	110,295